Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended
	Jan. 18, 2022	May 18, 2020	Sep. 14, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions Details [Line Items]
Beneficial ownership percentage				5.00%	5.00%
Issuance of redeemable preferred stock, value				$ 1,020
Related party transaction, due from (to) related party				$ 0	$ 0	$ 0
Series E preferred stock
Related Party Transactions Details [Line Items]
Aggregate shares			39,575,426
Issuance of redeemable preferred stock, value			$ 137,739
Series E preferred stock | Affiliated Entity [Member]
Related Party Transactions Details [Line Items]
Issuance of redeemable preferred stock, value			$ 10,539
Issuance of redeemable preferred stock, share			3,028,345
Series E 1 preferred stock
Related Party Transactions Details [Line Items]
Issuance of redeemable preferred stock, value		$ 20,500
Issuance of redeemable preferred stock, share		5,890,047
Series E 1 preferred stock | Affiliated Entity [Member]
Related Party Transactions Details [Line Items]
Issuance of redeemable preferred stock, value		$ 4,499
Issuance of redeemable preferred stock, share	1,292,931	1,292,931